Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Depreciation And Amortization Expense [Abstract]
Summary of Depreciation and Amortization

Depreciation and amortization for the years ended December 31, 2016, 2017 and 2018 were composed of the following:

	2016		2017		2018
Depreciation	Ps.	300,880	Ps.	324,460	Ps.	400,205
Amortization		1,047,507		1,119,102		1,169,432
	Ps.	1,348,387	Ps.	1,443,562	Ps.	1,569,637